Segment Information - Summary of Revenues from External Customers (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of revenues from external customers [Line Items]
Revenue	¥ 48,036,704	¥ 45,095,325	¥ 37,154,298
Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	48,036,704	45,095,325	37,154,298
Japan [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	21,859,094	21,020,721	17,583,196
Japan [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	7,723,171	7,399,192	6,742,304
North America [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	19,300,327	17,943,072	13,843,901
North America [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	18,985,399	17,694,375	13,578,084
Europe [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	6,313,489	5,681,764	4,273,735
Europe [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	5,979,720	5,396,610	3,970,857
Asia [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	8,988,062	8,730,749	8,044,906
Asia [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	7,944,206	7,742,141	7,150,555
Other [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	4,521,257	4,389,785	3,472,193
Other [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	¥ 7,404,208	¥ 6,863,007	¥ 5,712,497